Credit risk exposures per credit grade of off-balance items (Details) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	₩ 165,399,937
Financial guarantee
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	4,413,874
Financial guarantee | Grade 1
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	2,283,931
Financial guarantee | Grade 1 | 12-month expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	2,137,695
Financial guarantee | Grade 1 | Lifetime expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	146,236
Financial guarantee | Grade 2
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	2,128,154
Financial guarantee | Grade 2 | 12-month expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	1,975,877
Financial guarantee | Grade 2 | Lifetime expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	152,277
Financial guarantee | Impaired
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	1,789
Loan commitment and other credit line | Grade 1
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	144,556,688
Loan commitment and other credit line | Grade 1 | 12-month expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	137,920,323
Loan commitment and other credit line | Grade 1 | Lifetime expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	6,636,365
Loan commitment and other credit line | Grade 2
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	20,832,710
Loan commitment and other credit line | Grade 2 | 12-month expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	19,044,745
Loan commitment and other credit line | Grade 2 | Lifetime expected credit losses
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	1,787,965
Loan commitment and other credit line | Impaired
Credit risk exposures per credit grade of off-balance items [Line Items]
Credit risk exposures	₩ 10,539